Post-retirement benefits - Summary of fair value of plan assets (Detail)	Dec. 31, 2021	Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Equities	17.60%	21.10%
– Quoted	13.40%	17.90%
– Private	4.20%	3.20%
Bonds	60.20%	55.80%
– Government fixed income	23.20%	17.70%
– Government inflation-linked	9.50%	9.60%
– Corporate and other publicly quoted	20.60%	22.60%
– Private	6.90%	5.90%
Property	7.90%	7.50%
– Quoted property funds	3.40%	3.10%
– Unquoted property funds	4.50%	4.40%
Qualifying insurance policies	10.50%	11.30%
Cash & other	3.80%	4.30%
Total	100.00%	100.00%